Litigation and Contingencies - Minimum Royalty and Advertising Obligations Due Under Terms of Certain Licenses Held by Company (Detail) $ in Millions	Jan. 02, 2016 USD ($)
Advertising [Member]
Schedule Of Commitments And Contingencies [Line Items]
2016	$ 3.1
2017	3.2
2018	3.3
2019	3.4
2020	3.5
Thereafter	7.3
Royalties [Member]
Schedule Of Commitments And Contingencies [Line Items]
2016	2.0
2017	1.8
2018	1.4
2019	1.5
2020	1.5
Thereafter	$ 0.0